Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2020	2019

Balance at the end of the previous year	35,009.9	34,276.2
Effect of movements in foreign exchange in the balance sheet	4,006.9	16.1
Effect of application of IAS 29 (hyperinflation)	605.4	691.2
Acquisitions, (write-offs) and disposal through business combinations	401.3	26.4
Balance at the end of the year	40,023.5	35,009.9

Disclosure of information for cash-generating units [text block]
	Functional currency	2020	2019

Brazil	BRL	17,696.7	17,694.8
Goodwill		102,939.3	102,937.4
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	4,080.7	3,476.9
Panama	PAB	1,806.5	1,400.5

Latin America - South:
Argentina	ARS	2,415.2	1,972.2
Bolivia	BOB	1,838.2	1,425.7
Chile	CLP	63.9	47.3
Paraguay	PYG	998.9	836.6
Uruguay	UYU	182.0	160.1

Canada	CAD	10,941.4	7,995.8
		40,023.5	35,009.9

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
CGU	2020
Chile	7.21%
Brazil	9.67%